ALTI Private Equity Access and Commitments Fund
Schedule of Investments
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 1.7%
1,674	Fidelity Investments Money Market Treasury Portfolio - Class I, 5.19%[1]	$1,674
	Total Short-Term Investments (Cost $1,674)	1,674
	TOTAL INVESTMENTS — 1.7%
	(Cost $1,674)	1,674
	Other Assets Less Liabilities — 98.3%	99,143
	TOTAL NET ASSETS — 100.0%	$100,817

[1]	The rate is the annualized seven-day yield at period end.